Operating Right-of-Use Lease Liability (Details Narrative) - USD ($)			3 Months Ended	9 Months Ended	12 Months Ended
	Jan. 02, 2020	Jan. 02, 2019	Sep. 30, 2020	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating right-of-use asset			$ 492,747	$ 492,747	$ 267,482
VISSIA Mckinney, LLC [Member]
Operating right-of-use asset			197,936	197,936	234,678
Operating lease liability			207,581	207,581	247,899
Rental expense			13,966	41,897	52,528
Legend Nutrition, Inc [Member]
Operating right-of-use asset			7,958	7,958	32,804
Operating lease liability			7,958	7,958	32,804
Rental expense			9,272	27,814	37,085
VISSIA Waterway, Inc [Member]
Operating right-of-use asset			192,859	192,859
Operating lease liability			195,359	195,359
Rental expense			14,314	42,942
Capitol City Solutions USA, Inc [Member]
Operating right-of-use asset			93,994	93,994
Operating lease liability			93,994	93,994
Rental expense			$ 6,822	$ 20,466
Accounting Standards Update 2016-02 [Member]
Operating right-of-use asset					355,540
Operating lease liability					$ 363,108
Accounting Standards Update 2016-02 [Member] | VISSIA Mckinney, LLC [Member]
Operating right-of-use asset		$ 287,206
Operating lease liability		$ 294,774
Lease term		84 months
Lease expiry date, description		Expires in November 2025.
Accounting Standards Update 2016-02 [Member] | Legend Nutrition, Inc [Member]
Operating right-of-use asset		$ 68,334
Operating lease liability		$ 68,334
Lease term		24 months
Lease expiry date, description		Expires in December 2020.
Accounting Standards Update 2016-02 [Member] | VISSIA Waterway, Inc [Member]
Operating right-of-use asset	$ 234,485
Operating lease liability	$ 234,485
Lease term	60 months
Lease expiry date, description	Expires in December 2024.
Accounting Standards Update 2016-02 [Member] | Capitol City Solutions USA, Inc [Member]
Operating right-of-use asset	$ 113,794
Operating lease liability	$ 113,794
Lease term	61 months
Lease expiry date, description	Expires in January 2025